INCOME TAX (CREDIT)/EXPENSE (Schedule of Loss Profit Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	$ (29,997)	$ (23,183)	$ (39,875)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	(20,318)	(9,590)	(35,821)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	$ (14,439)	$ (18,402)	$ (8,863)